Income taxes, Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Abstract]
Valuation allowance, at beginning of year	$ 0
Increase in valuation allowance	7,892
Halo Acquisition	21
Valuation allowance, at end of year	7,913
Accrued interest and penalties related to uncertain tax positions	$ 0	$ 0